Shareholders' Equity - Summary of Shareholders' Equity (Detail) - USD ($) $ in Thousands				12 Months Ended
	Mar. 16, 2018	[1]	Oct. 13, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Line Items]
Beginning balance				36,342,945	21,938,397
Issuance of shares - IPO					6,450,000
Issuance of shares - PIPE					7,500,000
Issuance of shares - Incentive Plan					454,548
Ending balance					36,342,945	21,938,397
Issuance of shares - PIPE, value					$ 60,000
Issuance of shares - Incentive Plan, value				$ 27	36
Issuance of shares - June 2018 offering, value				77,823
Issuance of shares - ATM program, value				20,011
Share issuance costs	$ (11)		$ (3,700)	(6,160)	(11,964)	$ (33)
Exercise of stock-options, value				672
Share capital [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance				2,864	1,740
Issuance of shares - IPO- value					496
Issuance of shares - PIPE, value					592
Issuance of shares - Incentive Plan, value				27	36
Issuance of shares - June 2018 offering, value				392
Issuance of shares - ATM program, value				130
Share issuance costs				0	0	0
Exercise of stock-options, value				7
Equity, ending balance				3,420	2,864	1,740
Share premium [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance				219,335	71,966
Issuance of shares - IPO- value					96,254
Issuance of shares - PIPE, value					59,408
Issuance of shares - Incentive Plan, value				2,947	3,671
Issuance of shares - June 2018 offering, value				77,431
Issuance of shares - ATM program, value				19,881
Share issuance costs				(6,160)	(11,964)	(33)
Exercise of stock-options, value				1,131
Equity, ending balance				314,565	219,335	71,966
Total [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance				222,199	73,706
Issuance of shares - IPO- value					96,750
Issuance of shares - PIPE, value					60,000
Issuance of shares - Incentive Plan, value				2,974	3,707
Issuance of shares - June 2018 offering, value				77,823
Issuance of shares - ATM program, value				20,011
Share issuance costs				(6,160)	(11,964)
Exercise of stock-options, value				1,138
Equity, ending balance				$ 317,985	$ 222,199	$ 73,706
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance				36,342,945	2,215,434
Conversion of preferred and non-voting shares					19,722,963
Issuance of shares - IPO					6,450,000
Issuance of shares - PIPE					7,500,000
Issuance of shares - Incentive Plan				347,509	454,548
Issuance of shares - June 2018 offering				5,056,721
Issuance of shares - ATM program				1,600,851
Exercise of stock-options				95,885
Ending balance				43,443,911	36,342,945	2,215,434
Preferred A shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance					8,031,777
Conversion of preferred and non-voting shares					(8,031,777)
Ending balance						8,031,777
Preferred B shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance					11,079,549
Conversion of preferred and non-voting shares					(11,079,549)
Ending balance						11,079,549
Non voting shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance					611,637
Conversion of preferred and non-voting shares					(611,637)
Ending balance						611,637

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